OPERATING LEASES - Maturities of lease liabilities (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
OPERATING LEASES
Within 1 year	¥ 5,176,941
After 1 year but within 2 years	284,407
Total undiscounted lease payment	5,461,348
less: Imputed interest	(86,861)
Present value of lease liabilities	¥ 5,374,487	¥ 15,312,776